Property and equipment net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total property and equipment	$ 1,380,405	$ 1,745,918
Less: accumulated depreciation	(1,095,713)	(1,374,192)
Property and equipment, Total	284,692	371,726
Vehicle [Member]
Total property and equipment	89,345	87,215
Equipments [Member]
Total property and equipment	1,196,636	1,567,410
Computer and office equipment [Member]
Total property and equipment	83,081	80,222
Office furniture [Member]
Total property and equipment	$ 11,342	$ 11,071